AST BOND PORTFOLIO 2027
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value
Long-Term Investment — 95.8%
Affiliated Mutual Fund
Fixed Income
AST Target Maturity Central Portfolio* (cost $40,181,381)	4,070,206	$43,551,209
Short-Term Investment — 2.9%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $1,302,867)	1,302,867	1,302,867

TOTAL INVESTMENTS—98.7% (cost $41,484,248)(wa)		44,854,076

Other assets in excess of liabilities(z) — 1.3%		611,559

Net Assets — 100.0%		$45,465,635

*	Non-income producing security.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at September 30, 2024:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
195	3 Year U.S. Treasury Notes	Dec. 2024	$41,612,695	$187,088
Short Positions:
55	2 Year U.S. Treasury Notes	Dec. 2024	11,453,320	(28,073)
29	5 Year U.S. Treasury Notes	Dec. 2024	3,186,601	(8,817)
50	10 Year U.S. Treasury Notes	Dec. 2024	5,714,063	(3,978)
34	10 Year U.S. Ultra Treasury Notes	Dec. 2024	4,022,094	4,485
49	20 Year U.S. Treasury Bonds	Dec. 2024	6,085,188	26,312
30	30 Year U.S. Ultra Treasury Bonds	Dec. 2024	3,992,813	48,509
				38,438
				$225,526
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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